Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41625
Entity Registrant Name	Cool Company Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Canon's Court, 22 Victoria St.
Entity Address, City or Town	Hamilton, Pembroke
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, par value, $1.00 per share
Trading Symbol	CLCO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	53,702,846
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001944057
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Canon's Court, 22 Victoria St.
Entity Address, City or Town	Hamilton, Pembroke
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Richard Tyrrell
City Area Code	441
Local Phone Number	295 2244